Accounts and Other Receivables (Details) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 Aldagen Inc [Member]	Dec. 31, 2010 Aldagen Inc [Member]
Trade receivables	$ 1,311,432	$ 1,133,400	$ 904,891
Other receivables	1,105,634	643,051	613,806
Accounts and Other Receivables Gross Current	2,417,066	1,776,451	1,518,697
Less allowance for doubtful accounts	(50,891)	(42,709)	(38,234)
Accounts and Other Receivables	$ 2,366,175	$ 1,733,742	$ 1,480,463	$ 120,619	$ 113,460